Related Party Transactions (Details)			6 Months Ended
	Jul. 01, 2021 USD ($)	Jul. 01, 2021 ILS (₪)	Apr. 30, 2023 USD ($)
Related Party Transactions [Abstract]
Reimbursement for research
Owed to the company			$ 88,493
Base rent	$ (3,080)
Borrowing rate	20.00%	20.00%
Rent increased	$ (5,094)	₪ 18,200